Income Taxes (Tables)	9 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of significant components of the Company’s deferred tax assets
December 31, 2021
Deferred tax assets:
Net operation loss carryforwards	$316,000
Total deferred tax asset	316,000
Valuation allowance	(316,000)
$—